Employee Severance Benefits (Tables)	12 Months Ended
Dec. 31, 2012
Employee Severance Benefits by Segment	The employee severance benefits by segment were as follows:

	2011	2012
Expenses incurred:
TCA	$153	$1,901
FPC	7	1,603
Corporate	27	—

	$187	$3,504

Provision for Employee Severance Benefits

	2011	2012
Provision for employee severance benefits:
Balance at January 1	$75	$—
Provision for the year	187	3,504
Payments during the year	(262)	(1,716)

Balance at December 31	$—	$1,788